CORPORATE INFORMATION (Details) $ in Thousands	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)	Nov. 05, 2020
Corporate Information and Statement of IFRS Compliance [Abstract]
Reverse stock split conversion ratio			6.672
Deficit	$ 100,661	$ 33,030
Cash	53,641	64,026
Working capital	$ 50,447	$ 61,584